DEFERRED SHARES (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended										12 Months Ended		12 Months Ended			12 Months Ended
	Nov. 30, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Sep. 30, 2012 USD ($)	Dec. 31, 2008 GBP (£)	Jun. 30, 2012 USD ($)	Aug. 31, 2011 GBP (£)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2005 GBP (£)	Dec. 31, 2007 Deferred A Shares [Member] USD ($)	Dec. 31, 2011 Deferred B Shares [Member] USD ($)	Dec. 31, 2007 Deferred C Shares [Member] USD ($)	Dec. 31, 2007 Deferred C Shares [Member] GBP (£)	Jun. 13, 2012 Deferred C Shares [Member] USD ($)	Dec. 31, 2005 Capital Managers Llp [Member] GBP (£)	Dec. 31, 2005 Capital Managers Llp [Member] Deferred A Shares [Member] GBP (£)	Dec. 31, 2006 Capital Managers Llp [Member] Deferred B Shares [Member] GBP (£)
Common Stock, Par or Stated Value Per Share (in dollars per share)		£ 0.01		£ 0.01		£ 0.01	£ 0.01		£ 0.01					£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01		$ 0.001			£ 0.001		£ 0.01		£ 0.001
Bridge Loan																			£ 200
Stock Repurchased During Period, Shares (in shares)																						400,000	400,000
Stock Issued During Period, Shares, New Issues (in shares)	751,500	232,558	18,375	10,950,696	10,000	522,026	200,778	242,500	410,097											400,000					800,000	400,000	633,333
Equity Issuance, Per Share Amount (in dollars per share)	$ 2.00		$ 2.00		$ 2.25		£ 1	$ 1.72	£ 0.8				$ 1.58										£ 0.01			£ 1
Exercise Price Of Deferred Share (in dollars per share)																						$ 0.79				£ 0.249	£ 0.59
Additional Paid In Capital										13,199	9,836										394			128
Financial Income Of Revaluation Of Deferred Shares										$ 88	$ 120	$ 102